Subsequent Events - Additional Information (Details) - Subsequent event - USD ($) $ in Thousands	Oct. 21, 2022	Oct. 07, 2022
Asset Purchase Agreement | Reliefband Technologies, LLC
Subsequent Event [Line Items]
Aggregate cash consideration payable upon closing of acquisition		$ 33,500
Breakup fee		200
Asset Purchase Agreement | Reliefband Technologies, LLC | Maximum
Subsequent Event [Line Items]
Consideration payable in restricted common stock		$ 1,500
Microart Agreement | Microart Services Inc
Subsequent Event [Line Items]
Initial term of agreement	3 years